CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Italian and foreign VAT credits	€ 65,529	€ 79,858
Prepayments	53,846	42,908
Other	10,853	30,417
Total other current assets	€ 130,228	€ 153,183